LEASES (Tables) - 10K	3 Months Ended
Mar. 31, 2024
Leases [Abstract]
Schedule of Operating Lease Assets and Liabilities
The table below presents the operating lease assets and liabilities recognized on the Company's consolidated balance sheets:

		December 31,
	Balance Sheet Line Item	2023	2022
Non-current operating lease assets	Other assets	$14	$67
Operating lease liabilities:
Current operating lease liabilities	Other current liabilities	14	57
Non-current operating lease liabilities	Other liabilities	—	14
Total operating lease liabilities		$14	$71

Schedule of Future Minimum Lease Payments	Future minimum lease payments are due as follows:

December 31, 2023
2024	14
Total	14
Less: Imputed interest	—
Present value of operating lease liabilities	$14